Income/(loss) Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share lending arrangement, shares outstanding (in shares)	2,208,734	12,081,900	2,208,734	12,081,900	10,860,689
Conversion price (in dollars per share)	$ 6.9376	$ 7.1347	$ 6.9376	$ 7.1347
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	8,689,997	2,100,000	8,689,997	2,100,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	750,000	750,000	750,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	0	886,610	0
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	0	0	34,507,611	0
Convertible Bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible bonds issuance					$ 250.0
Conversion price (in dollars per share)	$ 6.9376		$ 6.9376